Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance	332,850,784	228,029,114	138,755,376
Ending Balance	809,418,734	332,850,784	228,029,114
Beginning Balance	$ 101,637,758	$ 97,452,246	$ 84,480,249
Issue of shares	22,500,000	4,182,000	13,373,000
Ending balance	123,045,899	$ 101,637,758	$ 97,452,246
ATM issue of shares No. 8 [Member] | 7 July 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.71
ATM issue of shares No. 8 [Member] | Contributed equity [member] | 7 July 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			573,370
Issue of shares			$ 407,201
ATM issue of shares No. 9 [Member] | 8 August 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.33
ATM issue of shares No. 9 [Member] | Contributed equity [member] | 8 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			8,561,490
Issue of shares			$ 2,839,346
ATM issue of shares No. 10 [Member] | 9 August 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.27
ATM issue of shares No. 10 [Member] | Contributed equity [member] | 9 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			10,000
Issue of shares			$ 2,723
ATM issue of shares No. 11 [Member] | 10 August 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.25
ATM issue of shares No. 11 [Member] | Contributed equity [member] | 10 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			158,020
Issue of shares			$ 38,949
ATM issue of shares No. 12 [Member] | 11 August 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.24
ATM issue of shares No. 12 [Member] | Contributed equity [member] | 11 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			330,960
Issue of shares			$ 79,868
ATM issue of shares No. 13 [Member] | 12 August 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.25
ATM issue of shares No. 13 [Member] | Contributed equity [member] | 12 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			1,247,440
Issue of shares			$ 308,050
ATM issue of shares No. 14 [Member] | 12 September 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.22
ATM issue of shares No. 14 [Member] | Contributed equity [member] | 12 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			651,030
Issue of shares			$ 143,964
ATM issue of shares No. 15 [Member] | 13 September 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.22
ATM issue of shares No. 15 [Member] | Contributed equity [member] | 13 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			28,350
Issue of shares			$ 6,200
Scientific Advisory Board [member] | 14 September 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.21
Scientific Advisory Board [member] | Contributed equity [member] | 14 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			60,000
Issue of shares			$ 12,600
ATM issue of shares No. 16 [Member] | 7 October 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.18
ATM issue of shares No. 16 [Member] | Contributed equity [member] | 7 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			736,760
Issue of shares			$ 131,797
ATM issue of shares No. 17 [Member] | 28 October 2022 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.19
ATM issue of shares No. 17 [Member] | Contributed equity [member] | 28 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			12,296,180
Issue of shares			$ 2,293,288
ATM issue of shares No. 18 [Member] | 11 January 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.14
ATM issue of shares No. 18 [Member] | Contributed equity [member] | 11 January 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			20,000
Issue of shares			$ 2,761
Professional and sophisticated investors placement – 1st tranche [Member] | 16 January 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.11
Professional and sophisticated investors placement – 1st tranche [Member] | Contributed equity [member] | 16 January 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			25,387,018
Issue of shares			$ 2,792,572
Professional and sophisticated investors placement – 2nd tranche [Member] | 28 February 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.11
Professional and sophisticated investors placement – 2nd tranche [Member] | Contributed equity [member] | 28 February 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			15,522,075
Issue of shares			$ 1,707,428
Share Placement Plan [Member] | 3 March 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.11
Share Placement Plan [Member] | Contributed equity [member] | 3 March 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding			23,691,045
Issue of shares			$ 2,606,000
ATM issue of shares No. 19 [Member] | 06 July 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.19
ATM issue of shares No. 19 [Member] | Contributed equity [member] | 06 July 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		8,148,140
Issue of shares		$ 1,512,523
ATM issue of shares No. 20 [Member] | 07 July 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.16
ATM issue of shares No. 20 [Member] | Contributed equity [member] | 07 July 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		157,120
Issue of shares		$ 25,877
ATM issue of shares No. 21 [Member] | 03 August 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.17
ATM issue of shares No. 21 [Member] | Contributed equity [member] | 03 August 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		15,000
Issue of shares		$ 2,519
ATM issue of shares No. 22 [Member] | 29 November 2023 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.1
ATM issue of shares No. 22 [Member] | Contributed equity [member] | 29 November 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		1,066,070
Issue of shares		$ 107,268
Registered Direct Offering Issue [Member] | Contributed equity [member] | 05 December 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		26,200,000
ATM issue of shares No. 23 [Member] | 13 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 23 [Member] | Contributed equity [member] | 13 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		25,910
Issue of shares		$ 1,207
ATM issue of shares No. 24 [Member] | 14 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 24 [Member] | Contributed equity [member] | 14 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		319,650
Issue of shares		$ 14,834
ATM issue of shares No. 25 [Member] | 15 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 25 [Member] | Contributed equity [member] | 15 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		2,195,980
Issue of shares		$ 102,825
ATM issue of shares No. 26 [Member] | 16 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.06
ATM issue of shares No. 26 [Member] | Contributed equity [member] | 16 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		205,260
Issue of shares		$ 12,597
Armistice warrants [Member] | 21 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
Armistice warrants [Member] | Contributed equity [member] | 21 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		18,244,450
Issue of shares		$ 892,655
ATM issue of shares No. 27 [Member] | 21 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.06
ATM issue of shares No. 27 [Member] | Contributed equity [member] | 21 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		8,626,580
Issue of shares		$ 513,584
ATM issue of shares No. 28 [Member] | 22 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 28 [Member] | Contributed equity [member] | 22 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		316,540
Issue of shares		$ 14,584
ATM issue of shares No. 29 [Member] | 23 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 29 [Member] | Contributed equity [member] | 23 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		304,860
Issue of shares		$ 14,147
ATM issue of shares No. 30 [Member] | 26 February 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 30 [Member] | Contributed equity [member] | 26 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		250,000
Issue of shares		$ 11,502
ATM issue of shares No. 31 [Member] | 01 May 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 31 [Member] | Contributed equity [member] | 01 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		2,112,560
Issue of shares		$ 100,961
ATM issue of shares No. 32 [Member] | 02 May 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 32 [Member] | Contributed equity [member] | 02 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		375,410
Issue of shares		$ 17,147
ATM issue of shares No. 33 [Member] | 03 May 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 33 [Member] | Contributed equity [member] | 03 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		288,900
Issue of shares		$ 13,544
ATM issue of shares No. 34 [Member] | 07 May 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 34 [Member] | Contributed equity [member] | 07 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		790,100
Issue of shares		$ 36,024
ATM issue of shares No. 35 [Member] | 10 May 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 35 [Member] | Contributed equity [member] | 10 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		20,000
Issue of shares		$ 910
ATM issue of shares No. 36 [Member] | 16 May 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.05
ATM issue of shares No. 36 [Member] | Contributed equity [member] | 16 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		242,170
Issue of shares		$ 10,891
Repayment of promissory note [Member] | 19 June 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.06
Repayment of promissory note [Member] | Contributed equity [member] | 19 June 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		5,916,970
Issue of shares		$ 380,223
Equity line of credit Issued [Member] | 24 June 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.03
Equity line of credit Issued [Member] | Contributed equity [member] | 24 June 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding		29,000,000
Issue of shares		$ 776,264
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares	(712,515)	$ (376,573)	$ (400,750)
Conversion of Warrants exercised [Member] | Contributed equity [member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue of shares	$ 6,459,830
Cancellation of convertible note shares [Member] | Contributed equity [member] | 02 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	(5,916,970)
Issue of shares	$ (380,224)
ATM issue of shares No. 37 [Member] | 12 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.15
ATM issue of shares No. 37 [Member] | Contributed equity [member] | 12 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	14,400,000
Issue of shares	$ 2,209,677
Alumni warrants shares issued [Member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.29
Alumni warrants shares issued [Member] | Contributed equity [member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	25,786,480
Issue of shares	$ 739,536
Armistice warrants shares issued [Member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.04
Armistice warrants shares issued [Member] | Contributed equity [member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	11,000,000
Issue of shares	$ 438,571
ATM issue of shares No. 38 [Member] | 15 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.14
ATM issue of shares No. 38 [Member] | Contributed equity [member] | 15 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	5,488,230
Issue of shares	$ 792,915
ATM issue of shares No. 39 [Member] | 16 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.11
ATM issue of shares No. 39 [Member] | Contributed equity [member] | 16 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	4,177,340
Issue of shares	$ 449,260
Alumni Equity Line of Credit [Member] | 18 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.05
Alumni Equity Line of Credit [Member] | 09 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	0.05
Alumni Equity Line of Credit [Member] | 16 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	0.04
Alumni Equity Line of Credit [Member] | 11 February 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	0.02
Alumni Equity Line of Credit [Member] | 06 May 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	0.01
Alumni Equity Line of Credit [Member] | 06 June 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	0.02
Alumni Equity Line of Credit [Member] | 12 June 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	0.03
Alumni Equity Line of Credit [Member] | 18 June 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.02
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 18 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	15,000,000
Issue of shares	$ 816,373
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 09 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	15,000,000
Issue of shares	$ 804,869
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 16 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	20,000,000
Issue of shares	$ 874,939
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 11 February 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	60,000,000
Issue of shares	$ 917,450
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 06 May 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	15,000,000
Issue of shares	$ 141,489
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 06 June 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	32,500,000
Issue of shares	$ 504,043
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 12 June 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	35,000,000
Issue of shares	$ 979,179
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 18 June 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	30,000,000
Issue of shares	$ 599,674
ATM issue of shares No. 40 [Member] | 09 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 40 [Member] | Contributed equity [member] | 09 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	2,061,820
Issue of shares	$ 128,633
ATM issue of shares No. 41 [Member] | 13 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 41 [Member] | Contributed equity [member] | 13 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	408,270
Issue of shares	$ 26,172
ATM issue of shares No. 42 [Member] | 14 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 42 [Member] | Contributed equity [member] | 14 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	2,283,350
Issue of shares	$ 140,884
ATM issue of shares No. 43 [Member] | 15 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 43 [Member] | Contributed equity [member] | 15 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	8,660
Issue of shares	$ 525
ATM issue of shares No. 44 [Member] | 28 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 44 [Member] | Contributed equity [member] | 28 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	5,250,000
Issue of shares	$ 323,403
ATM issue of shares No. 45 [Member] | 29 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 45 [Member] | Contributed equity [member] | 29 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	308,700
Issue of shares	$ 18,242
ATM issue of shares No. 46 [Member] | 03 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 46 [Member] | Contributed equity [member] | 03 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	3,000,000
Issue of shares	$ 184,690
ATM issue of shares No. 47 [Member] | 04 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 47 [Member] | Contributed equity [member] | 04 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	837,030
Issue of shares	$ 53,439
ATM issue of shares No. 48 [Member] | 13 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 48 [Member] | Contributed equity [member] | 13 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	16,049,020
Issue of shares	$ 889,682
ATM issue of shares No. 49 [Member] | 14 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.05
ATM issue of shares No. 49 [Member] | Contributed equity [member] | 14 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	2,503,820
Issue of shares	$ 130,741
ATM issue of shares No. 50 [Member] | 25 November 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.09
ATM issue of shares No. 50 [Member] | Contributed equity [member] | 25 November 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	442,400
Issue of shares	$ 39,420
ATM issue of shares No. 51 [Member] | 26 November 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.09
ATM issue of shares No. 51 [Member] | Contributed equity [member] | 26 November 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	185,100
Issue of shares	$ 16,312
ATM issue of shares No. 52 [Member] | 27 November 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.08
ATM issue of shares No. 52 [Member] | Contributed equity [member] | 27 November 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	262,200
Issue of shares	$ 22,239
ATM issue of shares No. 53 [Member] | 29 November 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.09
ATM issue of shares No. 53 [Member] | Contributed equity [member] | 29 November 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	896,700
Issue of shares	$ 76,970
ATM issue of shares No. 54 [Member] | 02 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.08
ATM issue of shares No. 54 [Member] | Contributed equity [member] | 02 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	364,700
Issue of shares	$ 29,832
ATM issue of shares No. 55 [Member] | 03 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.08
ATM issue of shares No. 55 [Member] | Contributed equity [member] | 03 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	2,926,100
Issue of shares	$ 227,709
ATM issue of shares No. 56 [Member] | 04 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.08
ATM issue of shares No. 56 [Member] | Contributed equity [member] | 04 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	403,300
Issue of shares	$ 31,753
ATM issue of shares No. 57 [Member] | 05 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.08
ATM issue of shares No. 57 [Member] | Contributed equity [member] | 05 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	460,800
Issue of shares	$ 36,011
ATM issue of shares No. 58 [Member] | 10 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.07
ATM issue of shares No. 58 [Member] | Contributed equity [member] | 10 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	142,200
Issue of shares	$ 9,463
ATM issue of shares No. 59 [Member] | 11 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 59 [Member] | Contributed equity [member] | 11 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	522,100
Issue of shares	$ 32,938
ATM issue of shares No. 60 [Member] | 17 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.06
ATM issue of shares No. 60 [Member] | Contributed equity [member] | 17 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	6,421,800
Issue of shares	$ 382,576
ATM issue of shares No. 61 [Member] | 02 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.03
ATM issue of shares No. 61 [Member] | Contributed equity [member] | 02 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	4,000,000
Issue of shares	$ 128,729
ATM issue of shares No. 62 [Member] | 03 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.03
ATM issue of shares No. 62 [Member] | Contributed equity [member] | 03 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	2,939,500
Issue of shares	$ 85,921
ATM issue of shares No. 63 [Member] | 06 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.03
ATM issue of shares No. 63 [Member] | Contributed equity [member] | 06 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	10,668,100
Issue of shares	$ 305,565
ATM issue of shares No. 64 [Member] | 07 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.03
ATM issue of shares No. 64 [Member] | Contributed equity [member] | 07 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	2,453,900
Issue of shares	$ 70,828
Maxim Warrants exercised [Member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.02
Maxim Warrants exercised [Member] | Contributed equity [member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	55,344,000
Issue of shares	$ 988,042
Alumni Warrants exercised [Member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.02
Alumni Warrants exercised [Member] | Contributed equity [member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	55,334,000
Issue of shares	$ 987,797
Perishing Warrants exercised [Member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.02
Perishing Warrants exercised [Member] | Contributed equity [member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding	22,655,300
Issue of shares	$ 404,432
Alumni Prefunded Warrants shares issued [Member] | Contributed equity [member] | 30 January 2025 [Member]
Disclosure of classes of share capital [line items]
Issue of shares	$ 127